Employee Benefit Plans and Severance Plan	3 Months Ended
Mar. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plans and Severance Plan	Employee Benefit Plans and Severance PlanDuring January 2021, there was a restructuring program executed by the Company leading to a reduction in workforce resulting in a corresponding severance charge of $1.2 million which has been presented on proportionate basis with research and development expenses and general and administration expenses.